NET INVESTMENT INCOME AND INVESTMENT RELATED GAINS (LOSSES)	6 Months Ended
Jun. 30, 2026
Investments, Debt and Equity Securities [Abstract]
NET INVESTMENT INCOME AND INVESTMENT RELATED GAINS (LOSSES)	NET INVESTMENT INCOME AND INVESTMENT RELATED GAINS (LOSSES)
Net investment income is shown below:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2026	2025	2026	2025
Available-for-sale fixed maturity securities	$1,271	$695	$2,137	$1,443
Equity securities	51	18	103	36
Mortgage loans	208	204	391	422
Private loans	180	124	345	240
Investment real estate	26	23	38	24
Real estate partnerships	100	3	111	42
Investment funds	179	214	300	343
Policy loans	5	6	11	12
Short-term investments, cash and cash equivalents	90	91	189	187
Other invested assets	237	192	294	320
Investment expenses	(206)	(100)	(322)	(186)
Total net investment income	$2,141	$1,470	$3,597	$2,883
Net unrealized and realized investment gains (losses) are shown below:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2026	2025	2026	2025
Available-for-sale fixed maturity securities	$55	$72	$78	$93
Equity securities	121	470	(634)	288
Mortgage loans	(39)	(13)	(30)	(5)
Private loans	(12)	21	(20)	32
Investment real estate	(3)	7	39	(1)
Real estate partnerships	(1)	—	(1)	5
Investment funds	(3)	(6)	(3)	(6)
Short-term and other investments(1)	(59)	(223)	(66)	(181)
Total investment related gains (losses)	$59	$328	$(637)	$225
__________________________
(1)Includes derivative gains (losses). See Note 9 for details.